U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.       Name and address of issuer:

         AAL Variable Annuity Account I
         4321 North Ballard Road
         Appleton, WI  54919
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2.       Name of each series or class of funds for which this notice is filed:

         AAL Variable Product Large Company Stock Subaccount, AAL Variable Product Small Company Stock Subaccount, AAL Variable Product Bond Subaccount, AAL Variable Product Balanced Subaccount, AAL Variable Product Money Market Subaccount.
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3.       Investment Company Act File Number:      811-8660

         Securities Act File Number:              33-82054
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4.       Last day of fiscal year for which this notice is filed:
                                                            December 31, 1996
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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]
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6.       Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):
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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0
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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0
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9.       Number and aggregate  sale price of  securities  sold during the fiscal
         year: 128,391,119   $322,949,820
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10.      Number and aggregate  sale price of  securities  sold during the fiscal year in reliance upon  registration  pursuant to rule 24f-2:
         128,391,119        $322,949,820
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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 0
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
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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year in reliance on rule 24f-2 (from Item 10)          $322,949,820

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                               / 0

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):                       - 84,665,851

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable):                       / 0

         (v)      Net aggregate  price of securities  sold and issued during the fiscal year in  reliance  on rule 24f-2  [line (i),  plus line
                  (ii), less line (iii), plus line (iv)]
                  (if applicable):                                              238,283,969

         (vi)     Multiplier prescribed by Section 6(b) of the Securities
                  Act of 1933 or other applicable law or regulation
                  (see Instruction C.6):                                        x 1/.00030303

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:       $72,207

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ X ]
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Date of mailing or wire  transfer  of filing  fees to the  Commission's  lockbox depository: February 27, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Joseph F. Wreschnig, Assistant Vice President
                              Joseph F. Wreschnig, Assistant Vice President AAL Capital Management Corporation

Date:  February 28, 1997

*Please print the name and title of the signing officer below the signature.